Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000232090 | Ginnie Mae I Pool 09/15/2039
Holdings [Line Items]
Percent of Net Asset Value	14.89%
C000232090 | Ginnie Mae I Pool 03/15/2040
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000232090 | Ginnie Mae I Pool 07/15/2039
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000232090 | Fannie Mae Pool 08/01/2039
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000232090 | Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000232090 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000232090 | Fannie Mae Pool 03/01/2034
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000232090 | Freddie Mac Gold Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000232090 | Constellation Energy Generation LLC 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000232090 | Ginnie Mae I Pool 02/15/2039
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000232090 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000232090 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000232090 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000232090 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232090 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232090 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.08%
C000232090 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.79%
C000232090 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000232090 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000232090 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000232090 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000232088 | Ginnie Mae I Pool 09/15/2039
Holdings [Line Items]
Percent of Net Asset Value	14.89%
C000232088 | Ginnie Mae I Pool 03/15/2040
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000232088 | Ginnie Mae I Pool 07/15/2039
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000232088 | Fannie Mae Pool 08/01/2039
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000232088 | Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000232088 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000232088 | Fannie Mae Pool 03/01/2034
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000232088 | Freddie Mac Gold Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000232088 | Constellation Energy Generation LLC 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000232088 | Ginnie Mae I Pool 02/15/2039
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000232088 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000232088 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000232088 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000232088 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232088 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232088 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.08%
C000232088 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.79%
C000232088 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000232088 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000232088 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000232088 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.58%